4. LOANS (Details 10) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Loans Details 10
Commercial real estate loans	$ 810	$ 1,275
Commercial non-real estate loans	2	0
Commercial-construction loans	0	1,021
Commercial-land	4,344	4,594
Residential-construction loans	0	0
Residential-real estate loans	4,249	2,487
Consumer-Mobile home loans	425	379
Consumer-other	343	322
Total	$ 10,173	$ 10,078